Unpaid Claims - Additional information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Roll Forward In Liability For Unpaid Claims And Claims Adjustment Expense [Abstract]
Unpaid Claims	$ 117,582,000	$ 90,353,000	$ 103,976,000	$ 77,886,000
Prior years	70,367,000	$ 59,359,000	$ 63,039	$ 37,742,000
Unfavorable development recognized	$ 1,300,000
Ratio of current year medical claims paid as a percent of current year net medical claims	6,120	5,090	83.0	83.1